Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income
Product Sales		$ 36,541	$ 25,890	$ 23,565
Collaboration Revenue		876	727	819
Total Revenue		37,417	26,617	24,384
Cost of sales		(12,437)	(5,299)	(4,921)
Gross Profit		24,980	21,318	19,463
Distribution costs		(446)	(399)	(339)
Research and development expense		(9,736)	(5,991)	(6,059)
Selling, general and administrative expense		(15,234)	(11,294)	(11,682)
Other operating income and expense		1,492	1,528	1,541
Operating Profit		1,056	5,162	2,924
Finance income		43	87	172
Finance expense		(1,300)	(1,306)	(1,432)
Share of after tax losses in associates and joint ventures		(64)	(27)	(116)
(Loss)/profit before tax		(265)	3,916	1,548
Taxation		380	(772)	(321)
Profit for the period		115	3,144	1,227
Other comprehensive income:
Remeasurement of the defined benefit pension liability		626	(168)	(364)
Net (losses)/gains on equity investments measured at fair value through other comprehensive income		(187)	938	(28)
Fair value movements related to own credit risk on bonds designated as fair value through profit and loss			(1)	(5)
Tax on items that will not be reclassified to profit or loss		105	(81)	21
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		544	688	(376)
Foreign exchange arising on consolidation		(483)	443	40
Foreign exchange arising on designated borrowings in net investment hedges		(321)	573	(252)
Fair value movements on cash flow hedges		(167)	180	(101)
Fair value movements on cash flow hedges transferred to profit and loss		208	(254)	52
Fair value movements on derivatives designated in net investment hedges		34	8	35
(Costs)/gains of hedging		(6)	9	(47)
Tax on items that may be reclassified subsequently to profit or loss		46	(39)	38
Other comprehensive (loss)/income that may be reclassified to profit or loss, net of tax		(689)	920	(235)
Other comprehensive (loss)/income for the period, net of tax	[1]	(145)	1,608	(611)
Total comprehensive (loss)/income for the period		(30)	4,752	616
Profit attributable to:
Owners of the Parent		112	3,196	1,335
Non-controlling interests		3	(52)	(108)
Total comprehensive (loss)/income attributable to:
Owners of the Parent		(33)	4,804	723
Non-controlling interests		3	(52)	(107)
Total comprehensive (loss)/income for the period		$ (30)	$ 4,752	$ 616
Basic earnings per $0.25 Ordinary Share		$ 0.08	$ 2.44	$ 1.03
Diluted earnings per $0.25 Ordinary Share		$ 0.08	$ 2.44	$ 1.03
Weighted average number of Ordinary Shares in issue (millions		1,418	1,312	1,301
Diluted weighted average number of Ordinary Shares in issue (millions)		1,427	1,313	1,301

[1]	Included within Other comprehensive loss of $145m (2020: income of $1,608m; 2019: loss of $611m) is a charge of $6m (2020: gain of $9m; 2019: charge of $47m), relating to Costs of hedging.